BROKERAGE ACCOUNT (Table)	6 Months Ended
Jun. 30, 2022
BROKERAGE ACCOUNT
Summary of Brokerge Account
Net loss on investment in securities account for the six months ended June 30, 2022	$252,568
Less – Net gain and losses recognized during 2022 on equity securities sold during the period	$252,568
Unrealized losses recognized during 2022 on equities securities still held at June 30, 2022	$-